Financial risk management, objectives and policies, Market Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Type	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Market risk [Abstract]
Number of types of risk in market prices | Type	4
Increase (decrease) in profit (loss) due to change in interest rates by fifty basis points | $	$ (2,185)	$ (457)	$ (981)